Lease accounting - Summary of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease accounting
Relating to the operating lease liabilities	$ 530	$ 2,835	$ 2,862
Relating to short-term leases	966	894	1,518
Total lease cost	$ 1,496	$ 3,729	$ 4,380